united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Tactical Growth Allocation Fund
Portfolio of Investments (Unaudited)
January 31, 2018
Shares					Fair Value
	EXCHANGE TRADED FUND - 64.3%
	DEBT FUND - 64.3%
180,800	Vanguard Short-Term Bond ETF				$14,232,576
	TOTAL EXCHANGE TRADED FUND (Cost - $14,281,130)

	MUTUAL FUNDS - 20.6%
	DEBT FUNDS - 20.6%
1	Aberdeen Global High Income Fund - Class I				12
4,785	American Century High-Yield Fund - R-5				27,419
2	American High-Income Trust* - Class F-3				19
295,918	BlackRock High Yield Portfolio - Institutional Class				2,317,041
1,049	BMO High Yield Bond Fund - Class I				9,995
2	Dreyfus High Yield Fund - Class I				11
2	Eaton Vance Income Fund of Boston - Institutional Class				13
2	First Investors Fund for Income - Institutional Class				4
3	Hartford High Yield Fund - Class Y				18
2	JPMorgan High Yield Fund - Class I				17
6,197	Loomis Sayles High Income Fund - Class Y				26,959
2	Lord Abbett High Yield Fund - Class I				16
2,010	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I				17,769
2,142	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I				21,745
6,429	Nuveen High Income Bond Fund - Class I				50,470
2	Payden High Income Fund - Investor Class				14
127,735	PIMCO High Yield Fund - Institutional Class				1,143,231
87,618	Principal High Yield Fund - Institutional Class				654,509
40,854	Putnam High Yield Fund - Class Y				255,336
2	SSgA High Yield Bond Fund - Class K				16
2	TIAA-CREF High Yield Fund - Institutional Class				20
2	Transamerica High Yield Bond Fund - Class I				21
4,126	Virtus Seix High Yield Fund - Class I				34,700
	TOTAL MUTUAL FUNDS (Cost - $4,556,440)				4,559,355

Contracts**
	OPTIONS PURCHASED* - 0.2%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.2%
124	S&P 500 E-mini	March 2018	$2,600.00	$16,120,000	48,360	(a)
	TOTAL OPTIONS PURCHASED (Cost - $53,360)

	TOTAL INVESTMENTS - 85.1% (Cost - $18,890,930)(b)				$18,840,291
	CASH AND OTHER ASSETS LESS LIABILITIES - 14.9%				3,306,679
	NET ASSETS - 100.0%				$22,146,970

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2018	Value	Unrealized Appreciation (a)
62	MSCI EAFE Index E-Mini	March 2018	$6,651,050	$385,249	$385,249
10	Nasdaq 100 E-Mini	March 2018	1,392,500	98,775	98,775
42	Russell 2000 E-Mini	March 2018	3,309,600	105,296	105,296
22	S&P 500 E-Mini	March 2018	3,108,380	177,572	177,572
17	S&P Midcap 400 E-Mini	March 2018	3,322,140	104,710	104,710
	TOTAL FUTURES CONTRACTS				$871,602

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund.
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $18,890,930 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:			$7,119
		Unrealized depreciation:			(57,758)
		Net unrealized depreciation:			$(50,639)

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
January 31, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 0.7%
	DEBT FUNDS - 0.7%
25,000	iShares iBoxx $ High Yield Corporate Bond ETF	$2,182,500
60,000	SPDR Bloomberg Barclays High Yield Bond ETF	2,202,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,400,108)	4,384,500

	MUTUAL FUNDS - 98.7%
	DEBT FUNDS - 98.7%
2	Aberdeen Global High Income Fund - Class I	20
574,661	American Century High-Yield Fund - R-5	3,292,809
2	American High-Income Trust* - Class F-3	22
34,476,367	BlackRock High Yield Portfolio - Institutional Class	269,949,953
15,708	BMO High Yield Bond Fund - Class I	149,698
3	Dreyfus High Yield Fund - Class I	16
2	Eaton Vance Income Fund of Boston - Institutional Class	9
3	First Investors Fund for Income - Institutional Class	7
3	Hartford High Yield Fund - Class Y	20
3	JPMorgan High Yield Fund - Class I	20
744,280	Loomis Sayles High Income Fund - Class Y	3,237,619
2	Lord Abbett High Yield Fund - Class I	15
241,306	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	2,133,145
257,360	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	2,612,200
772,216	Nuveen High Income Bond Fund - Class I	6,061,897
2	Payden High Income Fund - Investor Class	15
21,013,365	PIMCO High Yield Fund - Institutional Class	188,069,613
10,525,437	Principal High Yield Fund - Institutional Class	78,625,011
4,907,558	Putnam High Yield Fund - Class Y	30,672,238
2	SSgA High Yield Bond Fund - Class K	14
1	TIAA-CREF High Yield Fund - Institutional Class	13
2	Transamerica High Yield Bond Fund - Class I	23
495,459	Virtus Seix High Yield Fund - Class I	4,166,807
	TOTAL MUTUAL FUNDS (Cost - $588,804,099)	588,971,184
Principal
	MORTGAGE NOTES - 0.1% (a)
$749,218	Aristone Realty Capital, 12.00%, due 6/28/18 - Property located in New York	749,218
	TOTAL MORTGAGE NOTES (Cost - $749,218)

	TOTAL INVESTMENTS - 99.5% (Cost - $593,953,425) (b)	$594,104,902
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.5%	2,815,340
	NET ASSETS - 100.0%	$596,920,242

* Non-income producing security.
ETF -Exchange Traded Fund
(a) The aggregate value of such securities is 0.1% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $594,092,444 and differs from fair value by net unrealized appreciation of securities as follows:
	Unrealized appreciation:	$839,873
	Unrealized depreciation:	(827,415)
	Net unrealized appreciation:	$12,458

Toews Tactical Oceana Fund
Portfolio of Investments (Unaudited)
January 31, 2018
Shares					Fair Value

	EXCHANGE TRADED FUND - 80.7%
	DEBT FUND - 80.7%
520,300	Vanguard Short-Term Bond ETF				$40,958,016
	TOTAL EXCHANGE TRADED FUND (Cost - $41,098,626)

Contracts**
	OPTIONS PURCHASED* - 0.3%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.3%
364	S&P 500 E-mini	March 2018	$2,600.00	$47,320,000	141,960	(a)
	TOTAL OPTIONS PURCHASED (Cost - $156,637)

	TOTAL INVESTMENTS - 81.0% (Cost - $41,255,263)(b)				$41,099,976
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.0%				9,675,598
	NET ASSETS - 100.0%				$50,775,574

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2018	Value	Unrealized Appreciation (a)
481	MSCI EAFE Index E-mini	March 2018	$51,599,275	$3,040,416	$3,040,416

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

Toews Tactical Monument Fund
Portfolio of Investments (Unaudited)
January 31, 2018
Shares					Fair Value
	EXCHANGE TRADED FUND - 78.8%
	DEBT FUND - 78.8%
440,400	Vanguard Short-Term Bond ETF
	TOTAL EXCHANGE TRADED FUND (Cost - $34,786,469)				$34,668,288

Contracts**
	OPTIONS PURCHASED* - 0.3%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.3%
313	S&P 500 E-mini	March 2018	$2,600.00	$40,690,000	122,070	(a)
	TOTAL OPTIONS PURCHASED (Cost - $134,690)

	TOTAL INVESTMENTS - 79.1% (Cost - $34,921,159)(b)				$34,790,358
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.9%				9,168,761
	NET ASSETS - 100.0%				$43,959,119

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2018	Value	Unrealized Appreciation(a)
98	Nasdaq 100 E-Mini	March 2018	$13,646,500	$1,070,550	$1,070,550
221	S&P 500 E-Mini	March 2018	31,225,090	1,783,747	1,783,747
					$2,854,297

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

Toews Tactical Opportunity Fund
Portfolio of Investments (Unaudited)
January 31, 2018
Shares					Fair Value
	EXCHANGE TRADED FUND - 81.3%
	DEBT FUND - 81.3%
683,500	Vanguard Short-Term Bond ETF				$53,805,120
	TOTAL EXCHANGE TRADED FUND (Cost - $53,988,318)

Contracts**
	OPTIONS PURCHASED* - 0.3%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.3%
475	S&P 500 E-mini	March 2018	$2,600	$61,750,000	185,250	(a)
	TOTAL OPTIONS PURCHASED (Cost - $204,402)

	TOTAL INVESTMENTS - 81.6% (Cost - $54,192,720) (b)				$53,990,370
	CASH AND OTHER ASSETS LESS LIABILITIES - 18.4%				12,157,332
	NET ASSETS - 100.0%				$66,147,702

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2018	Value	Unrealized Appreciation(a)
428	Russell 2000 Mini	March 2018	$33,726,400	$1,095,618	$1,095,618
172	S&P Midcap 400 E-Mini	March 2018	33,612,240	1,058,992	1,058,992
	TOTAL FUTURES CONTRACTS				$2,154,610

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
January 31, 2018
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 49.9%
	DEBT FUNDS - 49.0%
8,700	ProShares Short VIX Short-Term Futures ETF *	$1,027,557
654,000	Vanguard Short-Term Bond ETF	51,482,880
	TOTAL DEBT FUNDS (Cost - $52,726,644)	52,510,437

	EQUITY FUND - 0.9%
8,100	VelocityShares Daily Inverse VIX Short-Term ETN *	1,016,955
	TOTAL EQUITY FUND (Cost - $450,409)

	TOTAL EXCHANGE TRADED FUNDS (Cost - $53,177,053)	53,527,392

	MUTUAL FUNDS - 48.1%
	DEBT FUNDS - 48.1%
3	Aberdeen Global High Income Fund - Class I	25
41,811	American Century High-Yield Fund - R-5	239,580
2	American High-Income Trust* - Class F-3	18
3,798,015	BlackRock High Yield Portfolio - Institutional Shares	29,738,456
5,237	BMO High Yield Bond Fund - Class I	49,914
1	Dreyfus High Yield Fund - Class I	8
2	Eaton Vance Income Fund of Boston - Institutional Class	9
2	First Investors Fund for Income - Institutional Class	6
2	Hartford High Yield Fund - Class Y	12
2	JPMorgan High Yield Fund - Class I	11
54,153	Loomis Sayles High Income Fund - Class Y	235,565
2	Lord Abbett High Yield Fund - Class I	12
17,558	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	155,212
18,725	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class I	190,055
56,186	Nuveen High Income Bond Fund - Class I	441,057
2	Payden High Income Fund - Investor Class	13
1,367,395	PIMCO High Yield Fund - Institutional Class	12,238,190
765,798	Principal High Yield Fund - Institutional Class	5,720,514
357,059	Putnam High Yield Advantage - Class Y	2,231,621
3	SSgA High Yield Bond Fund - Class K	22
3	TIAA-CREF High Yield Fund - Institutional Class	24
2	Transamerica High Yield Bond - Class I	22
2	Vanguard Inflation-Protected Securities Fund - Investor Class	53
36,049	Virtus Seix High Yield Fund - Class I	303,173
	TOTAL MUTUAL FUNDS (Cost - $51,493,655)	51,543,572

Principal
	MORTGAGE NOTES - 2.0% (a)
$1,908,713	Aristone Realty Capital, 12.50%, due 5/19/17 - Property located in New York (b)	171,784
949,981	Aristone Realty Capital, 12.00%, due 3/15/18 - Property located in New York	949,981
998,958	Aristone Realty Capital, 12.00%, due 6/28/18 - Property located in New York	998,958
	TOTAL MORTGAGE NOTES (Cost - $3,857,652)	2,120,723

	TOTAL INVESTMENTS - 100.0% (Cost - $108,528,360)(c)	$107,191,687
	OTHER ASSETS LESS LIABILITIES - 0.0%	41,666
	NET ASSETS - 100.0%	$107,233,353

* Non-income producing security.
ETF - Exchange Traded Fund
ETN - Exchange Traded Notes
(a) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 2.0% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Non-income producing security; security is in default.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $108,540,630 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$660,652
	Unrealized depreciation:	(2,009,595)
	Net unrealized depreciation:	$(1,348,943)

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
January 31, 2018
Shares					Fair Value
	EXCHANGE TRADED FUND - 78.8%
	DEBT FUND - 78.8%
1,272,000	Vanguard Short-Term Bond ETF				$100,131,840
	TOTAL EXCHANGE TRADED FUND (Cost - $100,472,765)

Contracts**
	OPTIONS PURCHASED* - 0.3%	Expiration	Exercise Price	Notional Amount
	PUT OPTIONS PURCHASED - 0.3%
895	S&P 500 E-mini	March 2018	$2,600.00	$116,350,000	349,050	(a)
	TOTAL OPTIONS PURCHASED (Cost - $385,137)

	TOTAL INVESTMENTS - 79.1% (Cost - $100,857,902)(b)				$100,480,890
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.9%				26,617,806
	NET ASSETS - 100.0%				$127,098,696

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Future Contracts	Expiration	Notional Value at January 31, 2018	Value	Unrealized Appreciation(a)
354	MSCI EAFE Index E-min	March 2018	$37,975,350	$2,215,430	$2,215,430
57	Nasdaq 100 E-Mini	March 2018	7,937,250	618,462	618,462
400	Russell 2000 E-Mini	March 2018	31,520,000	1,007,636	1,007,636
126	S&P 500 E-Mini	March 2018	17,802,540	1,015,541	1,015,541
161	S&P Mid 400 E-Mini	March 2018	31,462,620	969,475	969,475
	TOTAL FUTURES CONTRACTS				$5,826,544

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialst at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Funds' assets and liabilities measured at fair value:

Toews Hedged Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$ 14,232,576	$ -	$ -	$ 14,232,576
Mutual Funds*	4,559,355	-	-	4,559,355
Options Purchased	-	48,360	-	48,360
Total	$ 18,791,931	$ 48,360	$ -	$ 18,840,291
Assets Derivatives
Futures Contracts**	$871,602	$ -	$ -	$ 871,602
Total	$871,602	$ -	$ -	$ 871,602

Toews Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 4,384,500	$ -	$ -	$ 4,384,500
Mutual Funds*	588,971,184	-	-	588,971,184
Mortgage Notes	-	-	749,218	749,218
Total	$ 593,355,684	$ -	$ 749,218	$ 594,104,902

Toews Tactical Oceana Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$ 40,958,016	-	-	$ 40,958,016
Options Purchased	-	141,960	-	141,960
Total	$ 40,958,016	$141,960	$ -	$ 41,099,976
Assets Derivatives
Futures Contracts**	$ 3,040,416	$ -	$ -	$ 3,040,416
Total	$ 3,040,416	$ -	$ -	$ 3,040,416

Toews Tactical Monument Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$ 34,668,288	-	-	$ 34,668,288
Options Purchased	-	122,070	-	122,070
Total	$ 34,668,288	$ 122,070	$ -	$ 34,790,358
Assets Derivatives
Futures Contracts**	$ 2,854,297	$ -	$ -	$ 2,854,297
Total	$ 2,854,297	$ -	$ -	$ 2,854,297

Toews Tactical Opportunity Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 53,805,120	-	-	$ 53,805,120
Options Purchased	-	185,250	-	185,250
Total	$ 53,805,120	$ 185,250	$ -	$ 53,990,370
Assets Derivatives
Futures Contracts**	$ 2,154,610	$ -	$ -	$ 2,154,610
Total	$ 2,154,610	$ -	$ -	$ 2,154,610

Toews Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 53,527,392	-	-	$ 53,527,392
Mutual Funds*	51,543,572	-	-	51,543,572
Mortgage Notes	-	-	2,120,723	2,120,723
Total	$ 105,070,964	$ -	$ 2,120,723	$107,191,687

Toews Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund*	$ 100,131,840	-	-	$100,131,840
Options Purchased		349,050		349,050
Total	$ 100,131,840	$ 349,050	$ -	$100,480,890
Assets Derivatives
Futures Contracts**	$ 5,826,544	$ -	$ -	$ 5,826,544
Total	$ 5,826,544	$ -	$ -	$ 5,826,544

* Please refer to the Portfolio of Investments for industry classifications.
** Represents cumulative unrealized appreciation (depreciation) at January 31, 2018.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented. No Fund held Level 3 securities during the year except the Tactical Income Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any Level at the end of the period.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Tactical Income Fund	Unconstrained Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$ 504,222	$ 5,448,968
Cost of purchases	244,996	861,120
Total realized gain (loss)	-	(152,646)
Change in unrealized appreciation ***	-	(1,639,097)
Reinvestment of dividends	-	-
Proceeds from sales/maturities/calls	-	(2,397,622)
Net transfers in/out of level 3	-	-
Ending balance	$ 749,218	$ 2,120,723

*** Includes change in unrealized depreciation attributable to Level 3 investment still held at January 31, 2018 of $0 and $1,736,929 for the Tactical Income Fund and Unconstrained Income Fund, respectively.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pay to the brokers a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The value of the derivative instruments outstanding as of January 31, 2018, as disclosed in the Portfolios of Investments and the unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Funds.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/28/18

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/28/18